Reverse Recapitalization - Summary of Number of Shares of Common Stock Issued Immediately Following the Consummation of the Business Combination (Details) - shares		6 Months Ended
		Jul. 31, 2021	Jan. 31, 2021
Business Acquisition [Line Items]
Common stock of Switchback, outstanding prior to Merger		38,246,989
Merger and PIPE financing shares	[1]	60,746,989
Legacy ChargePoint shares	[2]	217,021,368
Total shares of common stock immediately after Merger		277,768,357
Switchback [Member]
Business Acquisition [Line Items]
Common stock of Switchback, outstanding prior to Merger			39,264,704
Less redemption of Switchback shares		(33,009)
Less surrender of Switchback Founder Shares		(984,706)
PIPE Financing [Member]
Business Acquisition [Line Items]
Shares issued in PIPE		22,500,000

[1]	This includes 900,000 contingently forfeitable Founder Earn Back Shares pending the occurrence of the Founder Earn Back Triggering Event, which was met on March 12, 2021
[2]	The number of Legacy ChargePoint shares was determined from the 217,761,738 shares of Legacy ChargePoint common stock outstanding immediately prior to the closing of the Merger converted at the exchange ratio of 0.9966. All fractional shares were rounded down.